Events Occurring After the Reporting Period - Additional Information (Details) - Novartis - License and Collaboration Agreement	Nov. 20, 2020 USD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from license and collaboration agreement	$ 50,000,000
Upfront payment related to license and collaboration agreement	25,000,000
Proceeds from placement of newly fully shares upon closing of license agreement	25,000,000
Proceeds from pending achievement of pre-commercialization milestones	505,000,000
Additional payments for post-commercialization	$ 750,000,000